united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Co, Corporate Trust Center, 251 Little Falls Dr. Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Item 1. Reports to Stockholders.

(a)

Altegris Futures Evolution Strategy Fund

Class A (EVOAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.59%

How did the Fund perform during the reporting period?

During the year ended June 30, 2024, sustained trends in a diverse mix of global assets—particularly stock indices and select commodities like cocoa, natural gas, and coffee—contributed positively to the Fund's performance. Conversely, fixed income trading experienced losses due to fluctuating expectations for global rates, and FX trading generated minor losses despite gains from a short JPY position. The Doubleline strategy yielded modest gains for the Fund amidst uncertainties regarding inflation and U.S. interest rates.

Markets are navigating a new economic regime characterized by shorter and more volatile cycles, diverging significantly from the stability of the past two decades. Geopolitical challenges, less impactful in the 2010s, have gained relevance and continue to present opportunities for new, sustained market trends. The Fund has a systematic approach and robust risk management designed to adapt to potential emerging trends and support the potential for sustained long-term success.

The Fund's investment strategies for the year ended June 30, 2024, did not lead to significant deviations from the Advisor’s expectations despite the evolving market dynamics. The Fund remains committed to adapting its positioning to the changing landscape, navigating short-term volatility, and striving for positive absolute performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Altegris Futures Evolution Strategy Fund
Altegris Futures Evolution Strategy Fund - with load
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg Global Aggregate Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,672
$14,776
$11,626
$9,584
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Altegris Futures Evolution Strategy Fund	Altegris Futures Evolution Strategy Fund - with load	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index
06/30/14	$10,000	$9,428	$10,000	$10,000
06/30/15	$11,497	$10,840	$10,002	$9,290
06/30/16	$12,604	$11,884	$10,021	$10,115
06/30/17	$11,677	$11,009	$10,070	$9,895
06/30/18	$12,385	$11,677	$10,207	$10,029
06/30/19	$12,307	$11,603	$10,443	$10,615
06/30/20	$10,357	$9,765	$10,613	$11,063
06/30/21	$11,751	$11,079	$10,623	$11,355
06/30/22	$14,393	$13,570	$10,641	$9,623
06/30/23	$14,443	$13,617	$11,027	$9,496
06/30/24	$15,672	$14,776	$11,626	$9,584

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund
Without Load	8.51%	4.95%	4.60%
With Load	2.30%	3.71%	3.98%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,676,952
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$382,531
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
72.3%
Equity Option
19.7%
Money Market Funds
11.8%
Liabilities in Excess of Other Assets
-3.8%

Value	Value
Liabilities in Excess of Other Assets	-3.8%
Money Market Funds	11.8%
Equity Option	19.7%
Fixed Income	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.8%
DoubleLine Low Duration Bond Fund, Class I	35.5%
Nomura WNTN Shares	13.8%
First American Government Obligations Fund, Class X	11.8%
Nomura WNTN TRND Shares	5.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Altegris Futures Evolution Strategy Fund - Class A (EVOAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EVOAX

Altegris Futures Evolution Strategy Fund

Class C (EVOCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.34%

How did the Fund perform during the reporting period?

During the year ended June 30, 2024, sustained trends in a diverse mix of global assets—particularly stock indices and select commodities like cocoa, natural gas, and coffee—contributed positively to the Fund's performance. Conversely, fixed income trading experienced losses due to fluctuating expectations for global rates, and FX trading generated minor losses despite gains from a short JPY position. The Doubleline strategy yielded modest gains for the Fund amidst uncertainties regarding inflation and U.S. interest rates.

Markets are navigating a new economic regime characterized by shorter and more volatile cycles, diverging significantly from the stability of the past two decades. Geopolitical challenges, less impactful in the 2010s, have gained relevance and continue to present opportunities for new, sustained market trends. The Fund has a systematic approach and robust risk management designed to adapt to potential emerging trends and support the potential for sustained long-term success.

The Fund's investment strategies for the year ended June 30, 2024, did not lead to significant deviations from the Advisor’s expectations despite the evolving market dynamics. The Fund remains committed to adapting its positioning to the changing landscape, navigating short-term volatility, and striving for positive absolute performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Altegris Futures Evolution Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg Global Aggregate Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,562
$11,626
$9,584
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Altegris Futures Evolution Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$11,412	$10,002	$9,290
Jun-2016	$12,431	$10,021	$10,115
Jun-2017	$11,435	$10,070	$9,895
Jun-2018	$12,024	$10,207	$10,029
Jun-2019	$11,865	$10,443	$10,615
Jun-2020	$9,903	$10,613	$11,063
Jun-2021	$11,153	$10,623	$11,355
Jun-2022	$13,564	$10,641	$9,623
Jun-2023	$13,517	$11,027	$9,496
Jun-2024	$14,562	$11,626	$9,584

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	7.72%	4.18%	3.83%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,676,952
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$382,531
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.8%
Money Market Funds	11.8%
Equity Option	19.7%
Fixed Income	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.8%
DoubleLine Low Duration Bond Fund, Class I	35.5%
Nomura WNTN Shares	13.8%
First American Government Obligations Fund, Class X	11.8%
Nomura WNTN TRND Shares	5.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Altegris Futures Evolution Strategy Fund - Class C (EVOCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EVOCX

Altegris Futures Evolution Strategy Fund

Class I (EVOIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.34%

How did the Fund perform during the reporting period?

During the year ended June 30, 2024, sustained trends in a diverse mix of global assets—particularly stock indices and select commodities like cocoa, natural gas, and coffee—contributed positively to the Fund's performance. Conversely, fixed income trading experienced losses due to fluctuating expectations for global rates, and FX trading generated minor losses despite gains from a short JPY position. The Doubleline strategy yielded modest gains for the Fund amidst uncertainties regarding inflation and U.S. interest rates.

Markets are navigating a new economic regime characterized by shorter and more volatile cycles, diverging significantly from the stability of the past two decades. Geopolitical challenges, less impactful in the 2010s, have gained relevance and continue to present opportunities for new, sustained market trends. The Fund has a systematic approach and robust risk management designed to adapt to potential emerging trends and support the potential for sustained long-term success.

The Fund's investment strategies for the year ended June 30, 2024, did not lead to significant deviations from the Advisor’s expectations despite the evolving market dynamics. The Fund remains committed to adapting its positioning to the changing landscape, navigating short-term volatility, and striving for positive absolute performance.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Altegris Futures Evolution Strategy Fund
ICE BofA 3-Month U.S. Treasury Bill Index
Bloomberg Global Aggregate Index
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
$160,777
$116,259
$95,845
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Altegris Futures Evolution Strategy Fund	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg Global Aggregate Index
Jun-2014	$100,000	$100,000	$100,000
Jun-2015	$115,243	$100,023	$92,905
Jun-2016	$126,695	$100,213	$101,151
Jun-2017	$117,766	$100,700	$98,948
Jun-2018	$125,220	$102,072	$100,292
Jun-2019	$124,794	$104,433	$106,156
Jun-2020	$105,236	$106,134	$110,637
Jun-2021	$119,610	$106,234	$113,551
Jun-2022	$146,919	$106,413	$96,235
Jun-2023	$147,924	$110,269	$94,967
Jun-2024	$160,777	$116,259	$95,845

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	8.69%	5.20%	4.86%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$47,676,952
  Number of Portfolio Holdings5
  Advisory Fee (net of waivers)$382,531
  Portfolio Turnover63%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.8%
Money Market Funds	11.8%
Equity Option	19.7%
Fixed Income	72.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
DoubleLine Core Fixed Income Fund, Class I	36.8%
DoubleLine Low Duration Bond Fund, Class I	35.5%
Nomura WNTN Shares	13.8%
First American Government Obligations Fund, Class X	11.8%
Nomura WNTN TRND Shares	5.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Altegris Futures Evolution Strategy Fund - Class I (EVOIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EVOIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Mark Gersten, Mr. Anthony Hertl and Mr. Mark H. Taylor ARE independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024           $40,500

2023           $39,590

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 $11,370 2023 $10,510

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

June 30, 2024

The Altegris Mutual Funds

A SERIES OF NORTHERN LIGHTS FUND TRUST

Annual Financial Statements

Altegris Futures Evolution Strategy Fund

Advised by:

Altegris Advisors, LLC

1200 Prospect, Suite 400

La Jolla, CA 92037

800.828.5225 | WWW.ALTEGRIS.COM

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 72.3%
	FIXED INCOME - 72.3%
1,929,505	DoubleLine Core Fixed Income Fund, Class I	$17,558,493
1,766,127	DoubleLine Low Duration Bond Fund, Class I	16,919,497
	TOTAL OPEN END FUNDS (Cost $34,172,300)	34,477,990

	SHORT-TERM INVESTMENTS — 11.8%
	MONEY MARKET FUNDS - 11.8%
5,629,885	First American Government Obligations Fund, Class X, 5.23% (Cost $5,629,885)(a)	5,629,885

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 19.7% (c)
	CALL OPTIONS PURCHASED - 19.7%
30,364	Nomura WNTN Shares	NOM	08/16/2025	$0.0001	$6,151,935	$6,571,848
6,704	Nomura WNTN TRND Shares	NOM	08/16/2025	0.0001	2,630,345	2,818,424
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,782,280)					9,390,272

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $8,782,280)					9,390,272

	TOTAL INVESTMENTS - 103.8% (Cost $48,584,465)					$49,498,147
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8)%					(1,821,195)
	NET ASSETS - 100.0%					$47,676,952

NOM	Nomura Securities (Bermuda), Ltd.

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the Top 50 holdings for each option are shown on the subsequent pages.

See accompanying notes to financial statements.

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

WNTN Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	June 30, 2024	(Depreciation)	Net Assets
Long Contracts
2	EMINI NASDAQ	Sep-24	797,090	$(10,764)	(0.02)%
9	EMINI S&P	Sep-24	2,484,675	(11,350)	(0.02)%
5	GOLD	Aug-24	1,169,800	(9,250)	(0.02)%
1	JAPAN BOND	Sep-24	888,018	(4,413)	(0.01)%
26	LME ALUM	Sep-24	1,640,314	(65,748)	(0.14)%
7	LME COPPER	Sep-24	1,678,626	(136,647)	(0.29)%
26	LME LEAD$	Sep-24	1,448,883	(44,019)	(0.09)%
13	LME ZINC	Sep-24	954,028	(14,865)	(0.03)%
5	MIB INDEX	Sep-24	893,625	(3,616)	(0.01)%
7	SILVER	Sep-24	1,034,600	(9,115)	(0.02)%
6	TOPIX	Sep-24	1,048,204	12,196	0.03%
				$(297,591)

Short Contracts
(30)	2 YR T-NOTE	Sep-24	6,126,563	$(10,180)	(0.02)%
(26)	5 YR T-NOTE	Sep-24	2,771,031	(10,539)	(0.02)%
(45)	AS3YRBOND	Sep-24	3,165,286	13,131	0.03%
(12)	E MINI RUSSELL	Sep-24	1,239,000	(11,815)	(0.02)%
(20)	ERX 2 BUND	Sep-24	2,264,728	(6,310)	(0.01)%
(17)	ERX BOBL	Sep-24	2,120,617	(10,317)	(0.02)%
(16)	EURO BTS FUTURES	Sep-24	1,799,955	1,307	0.00%
(7)	EURO BUND	Sep-24	987,032	(5,881)	(0.01)%
(6)	ICE 3MTH SONIA FUTURE	Mar-25	1,811,207	632	0.00%
(5)	ICE 3MTH SONIA FUTURE	Jun-25	1,512,421	(3,003)	(0.01)%
(4)	ICE 3MTH SONIA FUTURE	Mar-26	1,215,058	(1,328)	(0.00)%
(4)	ICE 3MTH SONIA FUTURE	Dec-25	1,213,730	(2,023)	(0.00)%
(4)	ICE 3MTH SONIA FUTURE	Sep-25	1,212,023	(1,849)	(0.00)%
(3)	ICE 3MTH SONIA FUTURE	Sep-26	912,716	(1,391)	(0.00)%
(3)	ICE 3MTH SONIA FUTURE	Jun-26	912,100	(1,818)	(0.00)%
(13)	LME ALUM	Sep-24	820,157	15,493	0.03%
(5)	LME COPPER	Sep-24	1,199,019	24,185	0.05%
(13)	LME NICKEL	Sep-24	1,347,275	76,345	0.16%
(22)	THREE-MONTH SOFR	Mar-25	5,248,925	375	0.00%
(19)	THREE-MONTH SOFR	Jun-25	4,545,038	(6,113)	(0.01)%
(17)	THREE-MONTH SOFR	Sep-25	4,074,900	(5,738)	(0.01)%
(15)	THREE-MONTH SOFR	Dec-25	3,601,125	(6,588)	(0.01)%
(14)	THREE-MONTH SOFR	Mar-26	3,364,725	(7,313)	(0.02)%
(12)	THREE-MONTH SOFR	Jun-26	2,886,150	(6,188)	(0.01)%
(10)	THREE-MONTH SOFR	Sep-26	2,406,375	(5,250)	(0.01)%
(8)	THREE-MONTH SOFR	Dec-26	1,925,800	(4,150)	(0.01)%
(7)	THREE-MONTH SOFR	Mar-27	1,685,425	(2,738)	(0.01)%
(5)	THREE-MONTH SOFR	Jun-27	1,204,063	(713)	(0.00)%
			Subtotal	$20,223

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to					Unrealized
		Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Counterparty	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
9/20/2024	SG	MXN	15,500,000	USD	821,430	$846,145	$74,843	0.16%
9/20/2024	SG	NOK	9,000,000	EUR	790,412	842,400	(5,546)	(0.01)%
9/20/2024	SG	GBP	5,625,000	USD	7,179,972	7,112,813	(82,078)	(0.17)%
9/20/2024	SG	PLN	4,500,000	EUR	1,033,981	1,118,250	5,142	0.01%
9/20/2024	SG	AUD	3,500,000	USD	2,326,691	2,334,500	8,243	0.02%

To Sell:
9/20/2024	SG	JPY	925,000,000	USD	5,971,839	$5,749,800	$94,033	0.20%
9/20/2024	SG	CNH	19,000,000	USD	2,633,607	2,603,000	15,632	0.03%
9/20/2024	SG	EUR	6,625,000	USD	7,139,756	7,097,363	17,737	0.04%
9/20/2024	SG	CHF	4,000,000	USD	4,519,869	4,450,800	29,674	0.06%
9/20/2024	SG	CAD	3,000,000	USD	2,190,896	2,193,000	(3,731)	(0.01)%
7/31/2024	SG	USD	1,200,000	INR	100,304,800	1,200,783	2,072	0.00%
						Subtotal	$156,021

			All Other Investments				6,693,195
			Total Value of Purchased Option				6,571,848

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG - Societe Generale SA

See accompanying notes to financial statements

ALTEGRIS FUTURES EVOLUTION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

WNTN TRND Top 50 Holdings ^

FUTURES CONTRACTS
				Value and Unrealized
			Notional Value at	Appreciation/	% of Fund
Number of Contracts	Description	Expiration Date	June 30, 2024	(Depreciation)	Net Assets
Long Contracts
1	EMINI NASDAQ	Sep-24	398,545	$163	0.00%
3	EMINI S&P	Sep-24	828,225	67	0.00%
6	EURO STOXX50	Sep-24	316,633	8,570	0.02%
5	GOLD	Aug-24	1,169,800	(96)	(0.00)%
6	LCATTLE	Oct-24	443,700	—	0.00%
3	LIF FTSE	Sep-24	311,522	10,356	0.02%
10	LME ALUM	Sep-24	630,890	(1,830)	(0.00)%
2	LME COPPER	Sep-24	479,608	(338)	(0.00)%
7	LME LEAD$	Sep-24	390,084	125	0.00%
5	LME ZINC	Sep-24	366,934	(11,564)	(0.02)%
2	SILVER	Sep-24	295,600	(2,240)	(0.00)%
2	TOPIX	Sep-24	349,401	(5)	(0.00)%
			Subtotal	$3,208

Short Contracts
(13)	2 YR T-NOTE	Sep-24	2,654,844	$(625)	(0.00)%
(6)	5 YR T-NOTE	Sep-24	639,469	(400)	(0.00)%
(17)	AS3YRBOND	Sep-24	1,195,775	2,282	0.00%
(17)	CORN	Sep-24	346,375	4,300	0.01%
(8)	ERX 2 BUND	Sep-24	905,891	246	0.00%
(9)	ERX BOBL	Sep-24	1,122,680	(1,309)	(0.00)%
(8)	EURO BUND	Sep-24	1,128,036	(214)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Jun-27	304,634	(205)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Mar-27	304,523	(237)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Dec-26	304,397	8,840	0.02%
(1)	ICE 3MTH SONIA FUTURE	Sep-26	304,239	(221)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Jun-26	304,033	(395)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Mar-26	303,765	(537)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Dec-25	303,433	(348)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Sep-25	303,006	(316)	(0.00)%
(1)	ICE 3MTH SONIA FUTURE	Jun-25	302,484	79	0.00%
(1)	ICE 3MTH SONIA FUTURE	Mar-25	301,868	(1,770)	(0.00)%
(1)	JAPAN BOND	Sep-24	888,018	(14)	(0.00)%
(6)	LME ALUM	Sep-24	378,534	(10,102)	(0.02)%
(6)	LME LEAD$	Sep-24	334,358	(225)	(0.00)%
(3)	LME NICKEL	Sep-24	310,910	(312)	(0.00)%
(6)	THREE-MONTH SOFR	Jun-26	1,443,075	(222)	(0.00)%
(6)	THREE-MONTH SOFR	Mar-26	1,442,025	10,288	0.02%
(6)	THREE-MONTH SOFR	Dec-25	1,440,450	1,449	0.00%
(6)	THREE-MONTH SOFR	Sep-25	1,438,200	(43,243)	(0.09)%
(6)	THREE-MONTH SOFR	Jun-25	1,435,275	175	0.00%
(5)	THREE-MONTH SOFR	Sep-26	1,203,188	2,660	0.01%
(5)	THREE-MONTH SOFR	Mar-25	1,192,938	(1,330)	(0.00)%
(4)	THREE-MONTH SOFR	Mar-27	963,100	(126)	(0.00)%
(4)	THREE-MONTH SOFR	Dec-26	962,900	(175)	(0.00)%
(2)	THREE-MONTH SOFR	Jun-27	481,625	(4,550)	(0.01)%
(3)	T-NOTE	Sep-24	329,953	845	0.00%
			Subtotal	$(35,712)

FORWARD FOREIGN CURRENCY CONTRACTS
		Currency to					Unrealized
		Receive/		In Exchange			Appreciation/	% of Fund
Settlement Date	Counterparty	Deliver	Value	For	Value	U.S. Dollar Value	(Depreciation)	Net Assets
To Buy:
9/20/2024	SG	GBP	2,125,000	USD	2,712,247	$2,687,063	$(30,771)	(0.06)%
9/20/2024	SG	AUD	1,500,000	USD	996,355	1,000,500	4,065	0.01%

To Sell:
9/20/2024	SG	JPY	512,500,000	USD	3,307,179	$3,185,700	$51,141	0.11%
9/20/2024	SG	EUR	1,625,000	USD	1,746,950	1,740,863	(268)	(0.00)%
9/20/2024	SG	CAD	1,200,000	USD	875,132	877,200	(2,389)	(0.01)%
9/20/2024	SG	CHF	875,000	USD	987,188	973,613	4,785	0.01%
						Subtotal	$26,563

			All Other Investments				2,824,365
			Total Value of Purchased Option				2,818,424

^	This investment is not a direct holding of the Fund. The Top 50 holdings were determined based on the absolute notional values of the positions within the underlying basket.

SG - Societe Generale SA

See accompanying notes to financial statements

Altegris Futures Evolution Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

ASSETS
Investment securities:
At cost	$48,584,465
At value	$49,498,147
Receivable for Fund shares sold	42,119
Interest receivable	162,066
Prepaid expenses and other assets	37,142
TOTAL ASSETS	49,739,474

LIABILITIES
Payable for investments purchased	1,820,000
Payable for Fund shares repurchased	137,775
Investment advisory fees payable	13,486
Payable to related parties	11,067
Distribution (12b-1) fees payable	6,907
Accrued expenses and other liabilities	73,287
TOTAL LIABILITIES	2,062,522
NET ASSETS	$47,676,952

Composition of Net Assets:
Paid in capital	$80,478,023
Accumulated loss	(32,801,071)
NET ASSETS	$47,676,952

Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,142,649
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	927,272
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$7.70
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$8.17

Class C Shares:
Net Assets	$4,188,163
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	544,198
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (c)	$7.70

Class I Shares:
Net Assets	$36,346,140
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,754,554
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$7.64

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	On investments of $25,000 or more, the sales load is reduced.

(c)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within one year of purchase.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENT OF OPERATIONS
Year Ended June 30, 2024

INVESTMENT INCOME
Dividends	$1,988,554
Interest	219,229
TOTAL INVESTMENT INCOME	2,207,783

EXPENSES
Advisory fees	691,884
Distribution (12b-1) fees:
Class A	20,220
Class C	45,693
Class N	731
Registration fees	76,486
Audit fees	63,991
Administrative services fees	63,513
Transfer agent fees	52,780
Third party administrative services fees	40,889
Printing and postage expenses	26,131
Compliance officer fees	20,483
Custodian fees	19,720
Accounting services fees	18,096
Legal fees	17,294
Trustees fees and expenses	16,730
Insurance expense	4,209
Other expenses	3,059
TOTAL EXPENSES	1,181,909
Less: Fees waived by the Advisor	(309,353)
NET EXPENSES	872,556

NET INVESTMENT INCOME	1,335,227

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND PURCHASED OPTIONS
Net realized gain/(loss) from:
Investments	(148,681)
Purchased Options	2,748,233
Net realized gain	2,599,552

Net change in unrealized appreciation/(depreciation) on:
Investments	905,522
Purchased Options	(675,531)
Net change in unrealized appreciation	229,991

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND PURCHASED OPTIONS	2,829,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,164,770

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	June 30, 2024	June 30, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,335,227	$1,092,124
Net realized gain/(loss) on investments and purchased options	2,599,552	(10,662,642)
Net change in unrealized appreciation on investments and purchased options	229,991	6,331,942
Net increase/(decrease) in net assets resulting from operations	4,164,770	(3,238,576)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(174,937)	(1,278,282)
Class C	(64,719)	(1,655,554)
Class I	(1,118,465)	(28,053,036)
Class N	(6,508)	(2,299,006)
Total distributions to shareholders	(1,364,629)	(33,285,878)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,906,451	661,773
Class C	11	1,289,410
Class I	4,491,281	37,450,164
Class N	3,232	1,951,521
Net asset value of shares issued in reinvestment of distributions:
Class A	167,726	1,202,793
Class C	62,166	1,613,016
Class I	983,140	25,553,558
Class N	6,154	2,204,799
Transfer of net assets:
From Class N to Class A	(4,348,402)	—
To Class A from Class N	4,348,402	—
Redemption fee proceeds:
Class A	—	27
Class C	—	282
Class I	—	1,361
Class N	—	517
Payments for shares redeemed:
Class A	(8,297,352)	(2,946,258)
Class C	(1,484,539)	(1,320,511)
Class I	(37,604,047)	(96,970,349)
Class N	(113,444)	(8,347,706)
Net decrease from shares of beneficial interest transactions	(35,879,221)	(37,655,603)

NET DECREASE IN NET ASSETS	(33,079,080)	(74,180,057)

NET ASSETS
Beginning of Year	80,756,032	154,936,089
End of Year	$47,676,952	$80,756,032

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Year Ended	For the Year Ended
	June 30, 2024	June 30, 2023
SHARE ACTIVITY
Class A:
Shares Sold	816,251	84,516
Shares Transferred in from Class N	614,798	—
Shares Reinvested	22,709	156,365
Shares Redeemed	(1,118,782)	(343,992)
Net increase in shares of beneficial interest outstanding	334,976	(103,111)

Class C:
Shares Sold	2	140,814
Shares Reinvested	8,433	209,221
Shares Redeemed	(204,336)	(176,091)
Net increase/(decrease) in shares of beneficial interest outstanding	(195,901)	173,944

Class I:
Shares Sold	607,105	4,826,953
Shares Reinvested	135,288	3,321,142
Shares Redeemed	(5,230,362)	(12,505,274)
Net (decrease) in shares of beneficial interest outstanding	(4,487,969)	(4,357,179)

Class N (a):
Shares Sold	281	219,956
Shares Transferred to Class A	(613,012)	—
Shares Reinvested	861	277,559
Shares Redeemed	(15,639)	(1,048,654)
Net (decrease) in shares of beneficial interest outstanding	(627,509)	(551,139)

(a)	Effective July 21, 2023, the Class N shares were discontinued. Class N shares were transferred to Class A shares at a conversion rate of 1.002913.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2023		2022		2021		2020
Net asset value, at beginning of year	$7.25		$9.71		$8.64		$7.74		$9.31
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.17		0.07		(0.04)		0.04		0.12
Net realized and unrealized gain/(loss) on investments	0.44		(0.14)		1.85		0.98		(1.59)
Total from investment operations	0.61		(0.07)		1.81		1.02		(1.47)
Less distributions from:
Net investment income	(0.16)		(2.39)		(0.74)		(0.12)		(0.10)
Total distributions	(0.16)		(2.39)		(0.74)		(0.12)		(0.10)
Redemption fees collected	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net asset value, at end of year	$7.70		$7.25		$9.71		$8.64		$7.74
Total return (3)	8.51%		0.35%		22.48%		13.46%		(15.94	)% (4)
Net assets, at end of year (000s)	$7,143		$4,296		$6,752		$5,771		$9,711
Ratios to average net assets
Ratio of gross expenses to average net assets (5)	2.10	% (6)	1.87	% (6)	1.77	% (6)	2.20	% (6)	2.18%
Ratio of net expenses to average net assets	1.59	% (6)	1.59	% (6)	1.59	% (6)	1.94	% (6)	1.94%
Ratio of net investment income to average net assets	2.29	% (6,7)	0.92	% (6,7)	(0.42	)% (6,7)	0.55	% (6,7)	1.30%
Portfolio Turnover Rate	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2023		2022		2021		2020
Net asset value, at beginning of year	$7.25		$9.72		$8.60		$7.72		$9.30
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.10		0.02		(0.10)		(0.01)		0.05
Net realized and unrealized gain/(loss) on investments	0.45		(0.14)		1.85		0.97		(1.58)
Total from investment operations	0.55		(0.12)		1.75		0.96		(1.53)
Less distributions from:
Net investment income	(0.10)		(2.35)		(0.63)		(0.08)		(0.05)
Total distributions	(0.10)		(2.35)		(0.63)		(0.08)		(0.05)
Redemption fees collected	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, at end of year	$7.70		$7.25		$9.72		$8.60		$7.72
Total return (3)	7.72%		(0.34)%		21.62%		12.62%		(16.54)%
Net assets, at end of year (000s)	$4,188		$5,365		$5,502		$4,315		$8,763
Ratios to average net assets
Ratio of gross expenses to average net assets (4)	2.85	% (5)	2.62	% (5)	2.52	% (5)	2.95	% (5)	2.93%
Ratio of net expenses to average net assets	2.34	% (5)	2.34	% (5)	2.34	% (5)	2.69	% (5)	2.69%
Ratio of net investment income to average net assets	1.39	% (5,6)	0.20	% (5,6)	(1.16	)% (5,6)	(0.16	)% (5,6)	0.55%
Portfolio Turnover Rate	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		June 30,		June 30,		June 30,		June 30,
	2024		2023		2022		2021		2020
Net asset value, at beginning of year	$7.20		$9.65		$8.60		$7.71		$9.27
Income/(loss) from investment operations:
Net investment income/(loss) (1)	0.17		0.09		(0.02)		0.07		0.14
Net realized and unrealized gain/(loss) on investments	0.45		(0.13)		1.84		0.96		(1.57)
Total from investment operations	0.62		(0.04)		1.82		1.03		(1.43)
Less distributions from:
Net investment income	(0.18)		(2.41)		(0.77)		(0.14)		(0.13)
Total distributions	(0.18)		(2.41)		(0.77)		(0.14)		(0.13)
Redemption fees collected	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)
Net asset value, at end of year	$7.64		$7.20		$9.65		$8.60		$7.71
Total return (3)	8.69%		0.68%		22.83%		13.66%		(15.67)%
Net assets, at end of year (000s)	$36,346		$66,529		$131,217		$133,684		$233,878
Ratios to average net assets
Ratio of gross expenses to average net assets (4)	1.85	% (5)	1.62	% (5)	1.52	% (5)	1.95	% (5)	1.93%
Ratio of net expenses to average net assets	1.34	% (5)	1.34	% (5)	1.34	% (5)	1.69	% (5)	1.69%
Ratio of net investment income to average net assets	2.32	% (5,6)	1.09	% (5,6)	(0.19	)% (5,6)	0.86	% (5,6)	1.55%
Portfolio Turnover Rate	63%		42%		70%		146%		68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

The Altegris Futures Evolution Strategy Fund (the “Fund”) is a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is a “fund of funds”, in that it generally invests in other investment companies. The Fund’s commencement date, diversification status and investment objective are as follows:

	Commencement	Diversification
	Date	Status	Investment Objective
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C shares of the Funds are offered at their NAV without an initial sales charge. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. As of July 21, 2023, the Class N shares were discontinued, the existing Class N shareholders as of that date were redesignated as Class A shareholders with any sales loads associated with Class A shares waived. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Fund operates as an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value. Options are valued based on the daily price reported from the counterparty or pricing agent based on the underlying custom basket holdings.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Fund	$34,477,990	$—	$—	$34,477,990
Purchased Options	—	9,390,272	—	9,390,272
Short Term Investments	5,629,885	—	—	5,629,885
Total	$40,107,875	$9,390,272	$—	$49,498,147

*	Refer to the Schedule of Investments for security classification. The Fund did not hold any Level 3 securities as of June 30, 2024.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2021-2023) or expected to be taken in the Fund’s 2024 tax return. The Fund identifies its major tax jurisdictions as U.S. federal and Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation),

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.

Option Transactions – When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. The Fund holds fully funded options with Nomura Securities (Bermuda), Ltd. The options provide exposure to the daily returns of a reference asset on a 1 to 1 basis. The reference assets for the options are Cayman commodity pools engaged in the trading of futures and forward foreign exchange contracts. According to the terms of the option, the Adviser may increase or decrease this exposure on a daily basis. The Fund pays an upfront premium of 1.10% per annum, which is charged based on the contract year. The upfront premium is paid quarterly and is accrued daily over the contract period. The option contracts were initially entered into as of August 16, 2017, and have a two year valuation period, which may be extended or reduced to zero at any time. Based on the terms of the call option agreement, the Fund amortizes the option premiums on a straight-line basis on a quarterly period with the unamortized balance due from the counterparty (paid back to the Fund) in the case of a decreasing exposure or full exercise subject to an early exercise fee. For the year ended June 30, 2024, $147,002 of option premiums was amortized.

Other Investment Companies or Exchange Traded Funds – The Fund may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
Futures Evolution Strategy Fund	$26,108,246	$48,838,246

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, counterparty and liquidity risks, the amount of which is not apparent from the financial statements.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Counterparty Risk: The Fund invests in derivative instruments issued for the Funds by Nomura Securities (“Nomura”), a Nomura product or other counterparty’s products, as applicable (the “Product”). If Nomura or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Nomura’s or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2024:

Location on the Statement of Assets and Liabilities

Derivative Investment Type	Asset Derivatives
Purchased Options	Investment Securities at value

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2024:

	Equity Risk	Interest Rate Risk	Currency Risk	Commodity Risk	Total
Purchased Options	$9,390,272	$—	$—	$—	$9,390,272
	$9,390,272	$—	$—	$—	$9,390,272

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended June 20, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Options	Net realized gain/(loss) from purchased options
Net change unrealized appreciation/(depreciation) on purchased options

The effect of Derivative Instruments on the Statement of Operations for the year ended June 30, 2024:

			Realized Gain	Change in Unrealized
Risk Type	Derivative	Location of Gain/Loss Derivatives	Derivatives	Depreciation on Derivatives
Equity Risk	Options purchased	Net realized gain from purchased options	$2,748,233	—
Equity Risk		Net change in unrealized depreciation on purchased options	—	$(675,531)
Total			$2,748,233	$(675,531)

The notional value of the derivative instruments outstanding as of June 30, 2024 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations and Statement of Changes serve as indicators of the volume of derivative activity for the Fund.

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Altegris Advisors, L.L.C., serves as the Fund’s investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, on behalf of the Fund the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each respective Fund’s average daily net assets computed at the following annual rates: 1.15% on the first $1 billion, 1.05% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.95% on net assets greater than $1.5 billion and less than or equal to $2 billion and 0.90% on net assets greater than $2 billion. During the year ended June 30, 2024, the Advisor earned $691,884.

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2024, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

Class A	Class C	Class I
1.59%	2.34%	1.34%

During the year ended June 30, 2024, the Advisor waived $309,353 pursuant to the Waiver Agreement.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

Jun-25	255,113
Jun-26	288,278
Jun-27	309,353
$852,744

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A and Class C shares, respectively. The Class N shares had an annual rate of 0.25% before they were discontinued as of July 21, 2023. These fees are paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the year ended June 30, 2024, pursuant to the Plans, the Funds incurred the following:

12b-1 Fees
Class A	$20,220
Class C	45,693
Class N	731

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. During the year ended June 30, 2024, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Fund and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution Strategy Fund	$562	$—	$79	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”): UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. UFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation/
Tax Cost	Appreciation	Depreciation	Depreciation
$49,084,129	$913,682	$(499,664)	$414,018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2024	June 30, 2023
Ordinary Income	$1,364,629	$33,285,878
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,364,629	$33,285,878

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$2,933,167	$—	$(814,233)	$(35,334,023)	$—	$414,018	$ (32,801,071)

Altegris Futures Evolution Strategy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $814,233.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$9,885,495	$25,448,528	$35,334,023

Permanent book and tax differences, primarily attributable to differences in book and tax treatment of controlled foreign corporations held through the options issued from Nomura resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

Paid In	Accumulated
Capital	Deficit
$(43,491)	$43,491

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund invests in other investment companies. Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk and high yield risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses. The Fund may invest in investment companies. Such investments would subject the Fund to similar risks.

The performance of the Futures Evolution Strategy Fund will be directly affected by the performance of the DoubleLine Core Fixed Income Fund Class I and the DoubleLine Low Duration Bond Fund Class I. The financial statements of these Funds, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Futures Evolution Strategy Fund’s financial statements. As of June 30, 2024, the percentage of the Futures Evolution Strategy Fund invested in the DoubleLine Core Fixed Income Fund Class I and the DoubleLine Low Duration Bond Fund Class I was 36.8% and 35.5% respectively.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, National Financial Services LLC was the record owner of 26.74% of the Fund’s outstanding shares. National Financial Services LLC may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, National Financial Services LLC may be deemed to control the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust and the Shareholders of Altegris Futures Evolution Strategy Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Altegris Futures Evolution Strategy Fund (the “Fund”), one of the funds constituting the Northern Lights Fund Trust (the “Trust”), including the schedule of investments, as of June 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

August 29, 2024

We have served as the auditor of one or more Altegris Funds investment companies since 2014.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov.The information on Form N-PORT is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C.	Ultimus Fund Solutions, LLC
1200 Prospect Street, Suite 400	225 Pictoria Drive
La Jolla, CA 92037	Cincinnati, OH 45246

ABOUT ALTEGRIS

Altegris is a pioneer in providing access to alternative sources of income and growth.

With one of the leading research and investment teams focused solely on alternatives, Altegris follows a disciplined process for identifying, evaluating, selecting and monitoring investment talent across a spectrum of alternative strategies.

For additional information, visit altegris.com

800.828.5225 | WWW.ALTEGRIS.COM

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

 Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

Kevin Wolf

By	/s/ Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin Wolf
Kevin Wolf
Principal Executive Officer
Date: 9/5/2024

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/5/2024